TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.6%
	EQUITY - 49.6%
95,460	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,277,676
127,144	Timothy Plan International ETF(a)	3,372,177
236,400	Timothy Plan Market Neutral ETF(a)	5,543,579
186,486	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,510,015
75,405	Timothy Plan US Small Cap Core ETF(a)	2,678,944
		18,382,391

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,130,593)	18,382,391

	OPEN END FUNDS — 49.1%
	EQUITY - 12.0%
348,484	Timothy Plan International Fund, Class A(a)	4,436,204

	FIXED INCOME - 37.1%
1,264,140	Timothy Plan Fixed Income Fund, Class A(a)	11,339,335
277,308	Timothy Plan High Yield Bond Fund, Class A(a)	2,443,086
		13,782,421

	TOTAL OPEN END FUNDS (Cost $19,826,482)	18,218,625

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
525,638	Fidelity Government Portfolio, CLASS I, 5.20% (Cost $525,638)(b)	525,638

	TOTAL INVESTMENTS - 100.1% (Cost $38,482,713)	$37,126,654
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(45,287)
	NET ASSETS - 100.0%	$37,081,367

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 37.7%
	CHEMICALS - 1.5%
940	Albemarle Corporation	$89,789
1,605	CF Industries Holdings, Inc.	118,963
1,853	FMC Corporation	106,640
6,014	ICL Group Ltd.	25,740
7,069	K+S A.G.	95,225
4,962	Mosaic Company (The)	143,402
4,653	Nutrien Ltd.	236,884
3,601	OCI N.V.	87,913
3,097	Sociedad Quimica y Minera de Chile S.A. - ADR	126,203
1,308	Yara International ASA	37,686
		1,068,445
	DATA CENTER REIT - 0.9%
4,400	Digital Realty Trust, Inc.	669,020

	ELECTRIC UTILITIES - 0.1%
1,387	Brookfield Renewable Corporation	39,363

	FOOD - 1.2%
2,563	Adecoagro S.A.	24,938
853	Cal-Maine Foods, Inc.	52,127
4,632	Darling Ingredients, Inc.(a)	170,225
1,353	Dole plc	16,561
564	Fresh Del Monte Produce, Inc.	12,323
2,408	Hormel Foods Corporation	73,420
1,385	Ingredion, Inc.	158,860
400	MEIJI Holdings Company Ltd.	8,626
2,600	Morinaga Milk Industry Company Ltd.(b)	54,484
5,082	Mowi ASA(b)	84,588
1,100	NH Foods Ltd.	32,891
4,300	Nisshin Seifun Group, Inc.	49,438
4,700	Nissui Corporation	25,208
2,546	Pilgrim’s Pride Corporation(a)	97,996
841	Salmar ASA	44,271
		905,956

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 37.7% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
2,400	Canfor Corporation(a)	$25,452
128	Louisiana-Pacific Corporation	10,538
1,900	Sumitomo Forestry Company Ltd.	60,437
1,300	West Fraser Timber Company Ltd.	99,833
		196,260
	GAS & WATER UTILITIES - 0.7%
403	American States Water Company	29,246
559	American Water Works Company, Inc.	72,200
910	California Water Service Group	44,126
4,258	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	57,270
1,129	Essential Utilities, Inc.	42,146
1,154	Severn Trent plc	34,719
264	SJW Group	14,314
4,078	United Utilities Group plc	50,653
5,852	Veolia Environnement S.A.	175,027
		519,701
	HEALTH CARE FACILITIES & SERVICES - 0.4%
48,754	Brookdale Senior Living, Inc.(a)	332,990

	HEALTH CARE REIT - 1.0%
21,000	American Healthcare REIT, Inc.	306,810
27,000	Healthcare Realty Trust, Inc.	444,960
		751,770
	INDUSTRIAL REIT - 0.5%
8,100	Rexford Industrial Realty, Inc.	361,179

	MACHINERY - 1.2%
748	AGCO Corporation	73,214
7,354	CNH Industrial N.V.	74,496
1,248	Deere & Company	466,290
10,900	Kubota Corporation(b)	152,456
1,700	Kurita Water Industries Ltd.	72,062
400	Organo Corporation	20,539

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 37.7% (Continued)
	MACHINERY - 1.2% (Continued)
840	Weir Group plc (The)	$21,067
		880,124
	METALS & MINING - 4.3%
413	Agnico Eagle Mines Ltd.	27,010
2,734	Agnico Eagle Mines Ltd.	178,802
8,093	Alamos Gold, Inc., Class A	126,898
2,356	Alcoa Corporation	93,722
2,139	Anglo American PLC	67,652
3,813	Anglogold Ashanti plc	95,821
1,391	Antofagasta plc	37,102
513	Aurubis A.G.	40,254
44,540	B2Gold Corporation	120,258
10,928	Barrick Gold Corporation	182,278
4,671	BHP Group Ltd. - ADR	266,667
300	Cameco Corporation	14,760
4,500	Capstone Copper Corporation(a)	31,903
8,700	Centerra Gold, Inc.	58,500
3,247	Cia de Minas Buenaventura S.A.A - ADR	55,037
964	Cleveland-Cliffs, Inc.(a)	14,836
400	Dowa Holdings Company Ltd.	14,196
1,435	Eldorado Gold Corporation(a)	21,224
2,100	Endeavour Mining plc	44,357
190	Eramet S.A.	19,163
600	First Quantum Minerals Ltd.	7,880
951	Franco-Nevada Corporation	112,713
3,462	Freeport-McMoRan, Inc.	168,253
13,128	Gold Fields Ltd. - ADR	195,607
19,422	Hecla Mining Company	94,197
5,000	Hudbay Minerals, Inc.	45,242
2,500	Ivanhoe Mines Ltd.(a)	32,250
6,715	Kinross Gold Corporation	55,869
800	Labrador Iron Ore Royalty Corporation	17,015
2,800	Lundin Mining Corporation	31,168
2,500	Mitsubishi Materials Corporation	45,861

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 37.7% (Continued)
	METALS & MINING - 4.3% (Continued)
2,026	MP Materials Corporation(a)	$25,791
19,348	Norsk Hydro ASA	120,516
1,459	Osisko Gold Royalties Ltd.	22,731
5,864	Pan American Silver Corporation	116,576
3,165	Rio Tinto plc - ADR	208,668
214	Royal Gold, Inc.	26,784
6,049	Sandstorm Gold Ltd.	32,907
514	Southern Copper Corporation	55,378
7,739	SSR Mining, Inc.	34,903
1,400	Sumitomo Metal Mining Company Ltd.	42,453
1,143	Teck Resources Ltd., Class B	54,769
12,534	Vale S.A. - ADR	140,005
1,984	Wheaton Precious Metals Corporation	104,001
		3,301,977
	OIL & GAS PRODUCERS - 5.7%
5,196	Aker BP ASA	132,479
5,447	APA Corporation	160,360
6,300	ARC Resources Ltd.	112,397
14,900	Baytex Energy Corporation	51,619
6,274	Canadian Natural Resources Ltd.	223,354
11,000	Cenovus Energy, Inc.	216,188
468	Chord Energy Corporation	78,474
735	Civitas Resources, Inc.	50,715
2,443	CNX Resources Corporation(a)	59,365
2,749	ConocoPhillips	314,432
4,962	Coterra Energy, Inc.	132,337
4,251	Devon Energy Corporation	201,497
1,525	Eni SpA - ADR	46,955
1,772	EOG Resources, Inc.	223,042
1,232	EQT Corporation	45,559
6,311	Equinor ASA - ADR	180,242
42	Hess Corporation	6,196
900	Imperial Oil Ltd.	61,359
8,800	Inpex Corporation(b)	129,484

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 37.7% (Continued)
	OIL & GAS PRODUCERS - 5.7% (Continued)
1,313	Kosmos Energy Ltd.(a)	$7,274
1,380	Magnolia Oil & Gas Corporation, Class A	34,969
4,038	Marathon Oil Corporation	115,769
1,615	Matador Resources Company	96,254
6,400	MEG Energy Corporation(a)	136,915
2,759	Murphy Oil Corporation	113,781
255	Ovintiv, Inc.	11,952
2,000	Parex Resources, Inc.	32,042
12,064	Petroleo Brasileiro S.A. - ADR	174,807
2,000	PrairieSky Royalty Ltd.	38,006
546	Range Resources Corporation	18,307
18,856	Southwestern Energy Company(a)	126,901
6,000	Suncor Energy, Inc.	228,693
2,296	TotalEnergies S.E.(b)	153,304
2,700	Tourmaline Oil Corporation	122,448
5,200	Veren, Inc.	41,008
3,900	Vermilion Energy, Inc.	42,928
2,239	Viper Energy, Inc.	84,030
14,500	Whitecap Resources, Inc.	106,084
2,942	Woodside Energy Group Ltd. - ADR	55,339
		4,166,865
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
3,881	Baker Hughes Company	136,495
2,140	ChampionX Corporation	71,069
3,524	Halliburton Company	119,041
2,624	Helmerich & Payne, Inc.	94,831
6,476	Liberty Oilfield Services, Inc., Class A	135,284
969	Noble Corp plc	43,266
1,425	NOV, Inc.	27,089
8,724	Patterson-UTI Energy, Inc.	90,381
3,908	Schlumberger N.V.	184,380
4,187	Transocean Ltd.(a)	22,400
		924,236

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 37.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 14.5%
16,000	American Homes 4 Rent, Class A	$594,560
3,400	American Tower Corporation, A	660,892
16,700	Americold Realty Trust, Inc.	426,518
4,000	AvalonBay Communities, Inc.	827,560
7,000	Camden Property Trust	763,770
8,700	Crown Castle, Inc.	849,990
1,475	Equinix, Inc.	1,115,985
12,800	Highwoods Properties, Inc.	336,256
15,000	InvenTrust Properties Corporation	371,400
14,500	Plymouth Industrial REIT, Inc.	310,010
378	PotlatchDeltic Corporation	14,889
7,000	Prologis, Inc.	786,170
2,650	Public Storage	762,273
1,623	Rayonier, Inc.	47,213
3,065	SBA Communications Corporation, A	601,660
6,000	Sun Communities, Inc.	722,040
16,900	Ventas, Inc.	866,294
6,500	Welltower, Inc.	677,625
1,049	Weyerhaeuser Company	29,781
		10,764,886
	RENEWABLE ENERGY - 0.1%
266	Enphase Energy, Inc.(a)	26,523
223	First Solar, Inc.(a)	50,277
		76,800
	RESIDENTIAL REIT - 0.8%
3,500	Equity Residential	242,690
10,000	Invitation Homes, Inc.	358,900
		601,590
	RETAIL REIT - 1.1%
15,000	Brixmor Property Group, Inc.	346,350
10,300	NNN REIT, Inc.	438,780
		785,130

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 37.7% (Continued)
	SELF-STORAGE REIT - 0.7%
3,500	Extra Space Storage, Inc.	$543,935

	SEMICONDUCTORS - 0.1%
7,600	SUMCO Corporation	109,394

	STEEL - 1.1%
2,219	ArcelorMittal S.A. - ADR	50,882
1,737	ATI, Inc.(a)	96,317
44,353	Gerdau S.A. - ADR	146,365
3,200	JFE Holdings, Inc.(b)	46,061
5,000	Nippon Steel Corporation(b)	105,708
1,061	Nucor Corporation	167,722
1,078	POSCO - ADR	70,868
60	Reliance, Inc.	17,136
59	Steel Dynamics, Inc.	7,641
1,095	Ternium S.A. - ADR	41,117
1,847	United States Steel Corporation	69,817
		819,634
	WHOLESALE - CONSUMER STAPLES - 0.3%
2,104	Bunge Global S.A.	224,644

	TOTAL COMMON STOCKS (Cost $27,377,017)	28,043,899

	EXCHANGE-TRADED FUNDS — 19.3%
	EQUITY - 19.3%
611,600	Timothy Plan Market Neutral ETF (Cost $15,212,535)(b)	14,342,020

	PRECIOUS METALS - PHYSICAL HOLDING — 19.2%
	PRECIOUS METAL - 19.2%
6,143	GOLD BARS - XAU BGN CURNCY (Cost $7,240,877) (a)	14,286,728

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 21.6%
	U.S. TREASURY INFLATION PROTECTED — 21.6%
1,060,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	1,747,397
1,455,000	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,270,836
1,450,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,253,925
1,625,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,946,566
655,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	964,850
1,230,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,447,867
1,060,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,576,060
2,456,700	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,616,757
235,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	335,446
1,345,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	946,766
				16,106,470
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,920,544)			16,106,470

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUND - 2.1%
1,584,289	Fidelity Government Portfolio, Class I, 5.20% (Cost $1,584,289) (c)			1,584,289

	TOTAL INVESTMENTS - 99.9% (Cost $69,335,262)			$74,363,406
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			87,394
	NET ASSETS - 100.0%			$74,450,800

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Investment is affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.3%
	CHEMICALS — 2.0%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	$1,519,574
805,000	Nutrien Ltd.	2.9500	05/13/30	713,500
				2,233,074
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	441,554
450,000	Waste Management, Inc.	4.6250	02/15/33	435,694
				877,248
	ELECTRIC UTILITIES — 3.4%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,066,065
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,010,948
405,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	406,310
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	433,176
				3,916,499
	GAS & WATER UTILITIES — 1.8%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,085,793

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	965,235

	MACHINERY — 1.5%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	888,233
900,000	John Deere Capital Corporation	3.9000	06/07/32	835,237
				1,723,470
	METALS & MINING — 1.6%
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,433,952
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	449,203
				1,883,155
	OIL & GAS PRODUCERS — 6.7%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,857,787
1,125,000	Energy Transfer, L.P.	5.7500	02/15/33	1,137,497
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	1,980,225
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	454,729
2,240,000	Phillips 66 Company	3.6050	02/15/25	2,211,486

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.3% (Continued)
	OIL & GAS PRODUCERS — 6.7% (Continued)
				$7,641,724
	REAL ESTATE INVESTMENT TRUSTS — 3.1%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,451,828
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,035,405
				3,487,233
	RETAIL - CONSUMER STAPLES — 1.3%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,517,134

	RETAIL - DISCRETIONARY — 1.6%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,783,319

	TRANSPORTATION & LOGISTICS — 2.7%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	983,614
2,190,000	CSX Corporation	3.2500	06/01/27	2,090,051
				3,073,665
	TOTAL CORPORATE BONDS (Cost $32,298,420)			31,187,549

	NON U.S. GOVERNMENT & AGENCIES — 3.4%
	LOCAL AUTHORITY — 1.9%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,140,237

	SOVEREIGN — 1.5%
1,800,000	Israel Government International Bond	5.5000	03/12/34	1,719,900

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,012,210)			3,860,137

	U.S. GOVERNMENT & AGENCIES — 66.8%
	AGENCY FIXED RATE — 36.3%
1,137,248	Fannie Mae Pool FM5537	2.0000	01/01/36	1,008,686
849,389	Fannie Mae Pool MA4316	2.5000	04/01/36	769,883
643,928	Fannie Mae Pool MA4366	2.5000	06/01/41	561,722

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.8% (Continued)
	AGENCY FIXED RATE — 36.3% (Continued)
377,239	Fannie Mae Pool MA4475	2.5000	10/01/41	$326,782
1,090,680	Fannie Mae Pool MA4617	3.0000	04/01/42	967,124
887,094	Fannie Mae Pool FM4053	2.5000	08/01/50	740,115
1,197,373	Fannie Mae Pool CA8897	3.0000	02/01/51	1,036,352
780,857	Fannie Mae Pool MA4258	3.5000	02/01/51	699,730
417,274	Fannie Mae Pool FM6550	2.0000	03/01/51	333,570
741,054	Fannie Mae Pool CB0855	3.0000	06/01/51	636,225
1,417,944	Fannie Mae Pool FS3744	2.0000	07/01/51	1,123,270
460,245	Fannie Mae Pool FS1807	3.5000	07/01/51	413,539
1,298,051	Fannie Mae Pool FS6141	2.0000	01/01/52	1,029,602
320,773	Fannie Mae Pool BU1322	2.5000	02/01/52	263,815
891,317	Fannie Mae Pool CB3486	3.5000	05/01/52	791,329
481,592	Fannie Mae Pool FS1704	4.0000	05/01/52	446,705
811,720	Fannie Mae Pool BV9960	4.0000	06/01/52	748,615
1,649,803	Fannie Mae Pool FS3392	4.0000	09/01/52	1,515,436
864,468	Fannie Mae Pool FS3159	4.5000	10/01/52	821,912
809,304	Fannie Mae Pool FS4075	5.0000	04/01/53	790,615
1,217,573	Fannie Mae Pool FS5044	4.5000	06/01/53	1,164,519
957,242	Fannie Mae Pool FS5850	6.0000	09/01/53	963,405
1,129,486	Fannie Mae Pool MA5246	5.5000	01/01/54	1,115,986
1,162,777	Fannie Mae Pool FS6787	6.0000	01/01/54	1,173,270
1,109,688	Fannie Mae Pool CB7980	5.5000	02/01/54	1,101,004
52,664	Ginnie Mae I Pool 723248	5.0000	10/15/39	52,855
221,414	Ginnie Mae I Pool 783060	4.0000	08/15/40	210,785
120,986	Ginnie Mae I Pool 783403	3.5000	09/15/41	111,660
94,266	Ginnie Mae II Pool 4520	5.0000	08/20/39	94,393
124,806	Ginnie Mae II Pool 4947	5.0000	02/20/41	124,032
227,707	Ginnie Mae II Pool MA3376	3.5000	01/20/46	208,121
145,602	Ginnie Mae II Pool MA3596	3.0000	04/20/46	129,125
387,732	Ginnie Mae II Pool MA3663	3.5000	05/20/46	354,141
139,913	Ginnie Mae II Pool MA3736	3.5000	06/20/46	127,770
239,718	Ginnie Mae II Pool MA4004	3.5000	10/20/46	218,911
160,664	Ginnie Mae II Pool MA4509	3.0000	06/20/47	142,131
193,400	Ginnie Mae II Pool MA4652	3.5000	08/20/47	176,209

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.8% (Continued)
	AGENCY FIXED RATE — 36.3% (Continued)
237,435	Ginnie Mae II Pool MA4719	3.5000	09/20/47	$216,258
243,340	Ginnie Mae II Pool MA4778	3.5000	10/20/47	221,286
193,936	Ginnie Mae II Pool MA4901	4.0000	12/20/47	182,185
165,844	Ginnie Mae II Pool MA4963	4.0000	01/20/48	155,743
158,920	Ginnie Mae II Pool MA6092	4.5000	08/20/49	152,509
170,729	Ginnie Mae II Pool MA6156	4.5000	09/20/49	163,987
614,009	Ginnie Mae II Pool BN2662	3.0000	10/20/49	537,003
155,619	Ginnie Mae II Pool MA6221	4.5000	10/20/49	150,157
159,036	Ginnie Mae II Pool MA6477	4.5000	02/20/50	153,422
243,685	Ginnie Mae II Pool MA6478	5.0000	02/20/50	241,502
255,468	Ginnie Mae II Pool MA6544	4.5000	03/20/50	246,385
177,814	Ginnie Mae II Pool MA6545	5.0000	03/20/50	176,239
1,030,101	Ginnie Mae II Pool MA6598	2.5000	04/20/50	872,445
257,198	Ginnie Mae II Pool MA6600	3.5000	04/20/50	233,468
217,397	Ginnie Mae II Pool MA6601	4.0000	04/20/50	203,545
196,855	Ginnie Mae II Pool MA6603	5.0000	04/20/50	195,066
922,098	Ginnie Mae II Pool MA7255	2.5000	03/20/51	778,942
682,670	Ginnie Mae II Pool MA7418	2.5000	06/20/51	575,696
1,138,248	Ginnie Mae II Pool MA7419	3.0000	06/20/51	995,713
1,032,254	Ginnie Mae II Pool MA7472	2.5000	07/20/51	870,496
1,203,978	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,065,047
1,040,933	Ginnie Mae II Pool CE1990	2.5000	09/20/51	877,086
1,211,950	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,022,025
1,299,966	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,136,352
990,764	Ginnie Mae II Pool MA7829	3.5000	01/20/52	892,841
969,021	Ginnie Mae II Pool MA7939	4.0000	03/20/52	897,655
1,078,933	Ginnie Mae II Pool MA7987	2.5000	04/20/52	909,867
1,066,341	Ginnie Mae II Pool MA8098	3.0000	06/20/52	931,385
1,039,183	Ginnie Mae II Pool MA8268	4.5000	09/20/52	991,073
1,072,002	Ginnie Mae II Pool MA8800	5.0000	04/20/53	1,046,084
1,137,865	Ginnie Mae II Pool MA8943	3.0000	06/20/53	994,116
1,010,671	Ginnie Mae II Pool MA9017	5.5000	07/20/53	1,004,800
				41,583,722

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.8% (Continued)
	U.S. TREASURY BILLS & NOTES— 30.5%
1,805,000	United States Treasury Note, Series BL-2024	4.5000	11/30/24	$1,798,991
3,790,000	United States Treasury Note	4.8750	04/30/26	3,796,070
5,615,000	United States Treasury Note	4.6250	04/30/29	5,683,871
1,400,000	United States Treasury Note	4.6250	04/30/31	1,424,391
10,120,000	United States Treasury Note	4.3750	05/15/34	10,146,090
3,430,000	United States Treasury Note	4.5000	02/15/44	3,380,694
8,435,000	United States Treasury Note	4.6250	05/15/54	8,604,359
				34,834,466
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $80,663,397)			76,418,188

Shares
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
2,198,835	Fidelity Government Portfolio, Class I, 5.20% (Cost $2,198,835)(b)	2,198,835

	TOTAL INVESTMENTS - 99.4% (Cost $119,172,862)	$113,664,709
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	665,807
	NET ASSETS - 100.0%	$114,330,516

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is 2,868,735 or 2.5% of net assets.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.6%
	EQUITY - 49.6%
372,000	Timothy Plan High Dividend Stock Enhanced ETF(a)	$8,875,920

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,409,142)	8,875,920

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 10.9%
	CHEMICALS — 0.8%
85,000	Nutrien Ltd.	4.0000	12/15/26	82,235
60,000	Nutrien Ltd.	2.9500	05/13/30	53,137
				135,372
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	34,325
50,000	Waste Management, Inc.	4.6250	02/15/33	48,372
				82,697
	ELECTRIC UTILITIES — 1.2%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	126,432
70,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	70,190
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,553
				218,175
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	124,044

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	53,068

	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	54,257
55,000	John Deere Capital Corporation	3.9000	06/07/32	51,010
				105,267
	METALS & MINING — 0.8%
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	85,201
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	69,825
				155,026

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.9% (Continued)
	OIL & GAS PRODUCERS — 2.9%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	$117,670
70,000	Energy Transfer, L.P.	5.7500	02/15/33	70,734
120,000	Energy Transfer, L.P.	6.2500	04/15/49	119,906
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	70,700
115,000	Phillips 66 Company	3.6050	02/15/25	113,516
				492,526
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	90,695
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	110,922
				201,617
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	91,457

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company	5.2500	05/15/33	109,227

	TRANSPORTATION & LOGISTICS — 0.9%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	54,088
130,000	CSX Corporation	3.2500	06/01/27	124,009
				178,097
	TOTAL CORPORATE BONDS (Cost $1,972,712)			1,946,573

	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario Canada	2.5000	04/27/26	129,209

	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	190,100

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $324,324)			319,309

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.6%
	AGENCY FIXED RATE — 14.5%
101,089	Fannie Mae Pool FM5537	2.0000	01/01/36	$89,606
65,932	Fannie Mae Pool MA4316	2.5000	04/01/36	59,729
19,445	Fannie Mae Pool MA4475	2.5000	10/01/41	16,835
58,059	Fannie Mae Pool MA4617	3.0000	04/01/42	51,455
44,197	Fannie Mae Pool FM4053	2.5000	08/01/50	36,853
48,872	Fannie Mae Pool CA8897	3.0000	02/01/51	42,277
7,259	Fannie Mae Pool MA4258	3.5000	02/01/51	6,502
19,318	Fannie Mae Pool FM6550	2.0000	03/01/51	15,433
36,391	Fannie Mae Pool CB0855	3.0000	06/01/51	31,226
59,848	Fannie Mae Pool FS3744	2.0000	07/01/51	47,378
98,343	Fannie Mae Pool FS1807	3.5000	07/01/51	88,325
30,759	Fannie Mae Pool BU1322	2.5000	02/01/52	25,283
96,596	Fannie Mae Pool CB3486	3.5000	05/01/52	85,722
67,004	Fannie Mae Pool FS1704	4.0000	05/01/52	62,124
158,635	Fannie Mae Pool FS3392	4.0000	09/01/52	145,654
91,965	Fannie Mae Pool FS3159	4.5000	10/01/52	87,402
86,386	Fannie Mae Pool FS4075	5.0000	04/01/53	84,358
96,124	Fannie Mae Pool FS5044	4.5000	06/01/53	91,898
97,111	Fannie Mae Pool FS5850	6.0000	09/01/53	97,699
96,495	Fannie Mae Pool CB7980	5.5000	02/01/54	95,717
45,606	Ginnie Mae I Pool 723248	5.0000	10/15/39	45,754
46,224	Ginnie Mae I Pool 783403	3.5000	09/15/41	42,643
40,508	Ginnie Mae II Pool MA3376	3.5000	01/20/46	37,008
30,280	Ginnie Mae II Pool MA3596	3.0000	04/20/46	26,839
25,849	Ginnie Mae II Pool MA3663	3.5000	05/20/46	23,599
33,685	Ginnie Mae II Pool MA3736	3.5000	06/20/46	30,748
11,388	Ginnie Mae II Pool MA4509	3.0000	06/20/47	10,069
32,106	Ginnie Mae II Pool MA4652	3.5000	08/20/47	29,240
30,219	Ginnie Mae II Pool MA4719	3.5000	09/20/47	27,512
57,692	Ginnie Mae II Pool MA4778	3.5000	10/20/47	52,440
21,826	Ginnie Mae II Pool MA6092	4.5000	08/20/49	20,937
16,799	Ginnie Mae II Pool MA6156	4.5000	09/20/49	16,129
42,981	Ginnie Mae II Pool BN2662	3.0000	10/20/49	37,570
17,983	Ginnie Mae II Pool MA6221	4.5000	10/20/49	17,344

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.6% (Continued)
	AGENCY FIXED RATE — 14.5% (Continued)
15,748	Ginnie Mae II Pool MA6478	5.0000	02/20/50	$15,601
19,778	Ginnie Mae II Pool MA6544	4.5000	03/20/50	19,067
12,533	Ginnie Mae II Pool MA6545	5.0000	03/20/50	12,417
19,977	Ginnie Mae II Pool MA6600	3.5000	04/20/50	18,126
18,116	Ginnie Mae II Pool MA6601	4.0000	04/20/50	16,955
23,505	Ginnie Mae II Pool MA6603	5.0000	04/20/50	23,282
44,362	Ginnie Mae II Pool MA7255	2.5000	03/20/51	37,454
36,120	Ginnie Mae II Pool MA7418	2.5000	06/20/51	30,443
54,508	Ginnie Mae II Pool MA7419	3.0000	06/20/51	47,656
48,797	Ginnie Mae II Pool MA7472	2.5000	07/20/51	41,128
61,219	Ginnie Mae II Pool CE1974	3.0000	08/20/51	54,126
71,643	Ginnie Mae II Pool CE1990	2.5000	09/20/51	60,333
127,604	Ginnie Mae II Pool MA7768	3.0000	12/20/51	111,484
53,891	Ginnie Mae II Pool MA7829	3.5000	01/20/52	48,544
70,701	Ginnie Mae II Pool MA7939	4.0000	03/20/52	65,467
126,220	Ginnie Mae II Pool MA8098	3.0000	06/20/52	110,186
112,842	Ginnie Mae II Pool MA8800	5.0000	04/20/53	110,070
100,114	Ginnie Mae II Pool MA9017	5.5000	07/20/53	99,493
				2,601,140
	U.S. TREASURY BILLS & NOTES — 22.1%
270,000	United States Treasury Note Series BL-2024	4.5000	11/30/24	269,096
480,000	United States Treasury Note	4.8750	04/30/26	480,713
295,000	United States Treasury Note	4.6250	04/30/29	298,572
710,000	United States Treasury Note	4.6250	04/30/31	722,203
1,260,000	United States Treasury Note	4.3750	05/15/34	1,263,150
315,000	United States Treasury Note	4.5000	02/15/44	310,373
595,000	United States Treasury Note	4.6250	05/15/54	606,900
				3,951,007
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,783,239)			6,552,147

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUND - 0.9%
156,414	Fidelity Government Portfolio, Class I, 5.20% (Cost $156,414)(c)	$156,414

	TOTAL INVESTMENTS - 99.8% (Cost $18,645,831)	$17,850,363
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	28,173
	NET ASSETS - 100.0%	$17,878,536

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Investment in affiliate.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is 117,670 or 0.7% of net assets.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.6%
	AEROSPACE & DEFENSE — 1.4%
1,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	$1,006,290
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,277,186
					2,283,476
	ASSET MANAGEMENT — 1.0%
1,600,000	AG TTMT Escrow Issuer, LLC(a)		8.6250	09/30/27	1,660,283

	AUTOMOTIVE — 1.9%
2,250,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	2,350,625
1,000,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	904,612
					3,255,237
	BIOTECH & PHARMA — 0.2%
439,000	Bausch Health Americas, Inc.(a)		8.5000	01/31/27	305,801

	CHEMICALS — 5.8%
2,000,000	Avient Corporation(a)		7.1250	08/01/30	2,040,568
2,500,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	2,240,685
3,000,000	Chemours Company (The)(a)		4.6250	11/15/29	2,593,988
1,360,000	INEOS Finance plc(a)		7.5000	04/15/29	1,375,664
2,000,000	Polar US Borrower, LLC / Schenectady International(a)		6.7500	05/15/26	572,270
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,014,846
					9,838,021
	COMMERCIAL SUPPORT SERVICES — 7.9%
1,360,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	1,364,892
125,000	Allied Universal Holdco, LLC/Allied Universal(a)		4.6250	06/01/28	114,035
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,630,548
1,625,000	Covanta Holding Corporation(a)		4.8750	12/01/29	1,484,826
2,250,000	Covanta Holding Corporation		5.0000	09/01/30	2,039,017
3,255,000	Enviri Corporation(a)		5.7500	07/31/27	3,094,149
500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	510,689
1,000,000	VT Topco, Inc.(a)		8.5000	08/15/30	1,052,849
1,200,000	Waste Pro USA, Inc.(a)		5.5000	02/15/26	1,184,574
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,009,912
					13,485,491

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.6% (Continued)
	CONSTRUCTION MATERIALS — 0.5%
500,000	Cemex S.A.B. de C.V.(a)		5.2000	09/17/30	$483,347
500,000	Cemex S.A.B. de C.V.(a)		3.8750	07/11/31	441,234
					924,581
	CONSUMER SERVICES — 2.3%
2,592,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	2,464,535
1,500,000	Upbound Group, Inc.(a)		6.3750	02/15/29	1,440,241
					3,904,776
	CONTAINERS & PACKAGING — 9.0%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		6.0000	06/15/27	860,718
2,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		4.0000	09/01/29	2,118,620
1,000,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	897,710
1,000,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	945,670
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,118,663
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	1,142,107
625,000	LABL, Inc.(a)		9.5000	11/01/28	630,758
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	857,628
3,300,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/27	3,371,776
1,500,000	Pactiv Evergreen Group Issuer, LLC / Pactiv(a)		4.3750	10/15/28	1,402,126
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,604,895
					14,950,671
	ELECTRIC UTILITIES — 1.3%
2,000,000	Vistra Corporation(a),(b)	H15T5Y + 5.740%	7.0000	06/15/70	1,984,533
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	232,981
					2,217,514
	ELECTRICAL EQUIPMENT — 2.6%
500,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	467,126
500,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	462,891
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	713,174
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,366,701
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,376,346
					4,386,238
	FOOD — 0.9%
1,600,000	Darling Ingredients, Inc.(a)		6.0000	06/15/30	1,574,202

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 1.5%
2,500,000	Schweitzer-Mauduit International, Inc.(a)		6.8750	10/01/26	$2,486,935

	HEALTH CARE FACILITIES & SERVICES — 4.7%
1,000,000	Catalent Pharma Solutions, Inc.(a)		3.1250	02/15/29	957,869
335,000	Concentra Escrow Issuer Corporation(a)		6.8750	07/15/32	339,860
750,000	HealthEquity, Inc.(a)		4.5000	10/01/29	702,014
500,000	Heartland Dental, LLC / Heartland Dental Finance(a)		10.5000	04/30/28	531,355
250,000	LifePoint Health, Inc.(a)		5.3750	01/15/29	219,958
2,000,000	LifePoint Health, Inc.(a)		9.8750	08/15/30	2,135,567
625,000	LifePoint Health, Inc.(a)		11.0000	10/15/30	689,437
1,250,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	1,106,388
500,000	Star Parent, Inc.(a)		9.0000	10/01/30	526,275
750,000	Tenet Healthcare Corporation		6.1250	10/01/28	746,735
					7,955,458
	HOME CONSTRUCTION — 4.2%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		6.6250	01/15/28	500,019
1,250,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	08/01/29	1,128,526
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	04/01/30	447,525
3,042,000	Interface, Inc.(a)		5.5000	12/01/28	2,868,075
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	710,413
1,523,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,415,946
					7,070,504
	HOUSEHOLD PRODUCTS — 0.6%
1,000,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	999,821

	INDUSTRIAL SUPPORT SERVICES — 0.3%
500,000	BCPE Empire Holdings, Inc.(a)		7.6250	05/01/27	484,857

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,250,000	Aretec Group, Inc.(a)		10.0000	08/15/30	1,361,699

	INSURANCE — 3.0%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		8.2500	02/01/29	1,005,513
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	1,002,621

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.6% (Continued)
	INSURANCE — 3.0% (Continued)
1,325,000	Baldwin Insurance Group Holdings, LLC / Baldwin(a)		7.1250	05/15/31	$1,342,159
1,250,000	HUB International Ltd.(a)		7.2500	06/15/30	1,282,110
500,000	HUB International Ltd.(a)		7.3750	01/31/32	507,304
					5,139,707
	LEISURE FACILITIES & SERVICES — 1.6%
1,000,000	Brinker International, Inc.(a)		8.2500	07/15/30	1,051,344
1,500,000	Raising Cane’s Restaurants, LLC(a)		9.3750	05/01/29	1,622,313
					2,673,657
	MACHINERY — 0.9%
1,000,000	Esab Corporation(a)		6.2500	04/15/29	1,007,355
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	513,950
					1,521,305
	MEDICAL EQUIPMENT & DEVICES — 3.2%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	768,750
1,000,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	921,570
1,500,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	1,432,695
2,250,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	2,256,617
					5,379,632
	METALS & MINING — 1.5%
750,000	Arsenal AIC Parent, LLC(a)		8.0000	10/01/30	788,141
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	1,773,057
					2,561,198
	OIL & GAS PRODUCERS — 6.3%
1,322,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	1,254,121
1,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC		7.5000	12/15/33	1,038,033
500,000	Energy Transfer, L.P.		5.7500	04/01/25	498,844
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	505,673
100,000	Genesis Energy, L.P. / Genesis Energy Finance		8.2500	01/15/29	103,281
750,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	789,682
1,500,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	1,507,268
500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	514,353
1,250,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,134,258
2,000,000	NuStar Logistics, L.P. B		5.6250	04/28/27	1,984,316
1,250,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,231,733

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.6% (Continued)
	OIL & GAS PRODUCERS — 6.3% (Continued)
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	$102,797
					10,664,359
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
1,320,000	Diversified Healthcare Trust		9.7500	06/15/25	1,319,511
750,000	Service Properties Trust		5.5000	12/15/27	696,401
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,434,996
					3,450,908
	REAL ESTATE OWNERS & DEVELOPERS — 2.8%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,581,144
3,499,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	3,017,062
					4,598,206
	REAL ESTATE SERVICES — 0.8%
1,345,000	Newmark Group, Inc.(a)		7.5000	01/12/29	1,383,778

	RETAIL - CONSUMER STAPLES — 0.6%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,088,017

	RETAIL - DISCRETIONARY — 5.3%
1,550,000	Beacon Roofing Supply, Inc.(a)		4.1250	05/15/29	1,414,426
500,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	495,931
68,000	Champions Financing, Inc.(a)		8.7500	02/15/29	69,794
65,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	67,263
3,162,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	2,936,486
1,500,000	Lithia Motors, Inc.(a)		3.8750	06/01/29	1,349,075
750,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	668,211
500,000	Sally Holdings, LLC / Sally Capital, Inc.		6.7500	03/01/32	494,446
1,550,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,366,972
					8,862,604
	SEMICONDUCTORS — 0.4%
750,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	718,237

	SOFTWARE — 0.6%
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,013,217

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.6% (Continued)
	SPECIALTY FINANCE — 15.0%
2,500,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	$2,379,253
290,000	Bread Financial Holdings, Inc.(a)		7.0000	01/15/26	289,910
1,250,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	1,314,588
1,000,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	967,999
3,710,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,909,178
1,000,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	966,743
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	1,075,162
2,000,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	1,948,500
2,955,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1590	12/21/65	2,414,695
1,500,000	ILFC E-Capital Trust II(a),(b)	TSFR3M + 2.062%	7.4090	12/21/65	1,250,412
1,250,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	1,185,231
750,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		7.0000	07/15/31	756,593
500,000	Nationstar Mortgage Holdings, Inc. (a)		6.0000	01/15/27	495,050
1,250,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	1,202,352
1,500,000	OneMain Finance Corporation		9.0000	01/15/29	1,583,622
1,500,000	Rithm Capital Corporation(a)		6.2500	10/15/25	1,494,875
2,000,000	Rithm Capital Corporation(a)		8.0000	04/01/29	1,943,282
					25,177,445
	STEEL — 2.1%
1,000,000	Commercial Metals Company		4.3750	03/15/32	905,607
2,804,000	TMS International Corporation(a)		6.2500	04/15/29	2,577,523
					3,483,130
	TECHNOLOGY HARDWARE — 1.4%
550,000	Ciena Corporation(a)		4.0000	01/31/30	498,344
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	917,980
1,000,000	Zebra Technologies Corporation(a)		6.5000	06/01/32	1,013,316
					2,429,640
	TECHNOLOGY SERVICES — 0.5%
250,000	GTCR W-2 Merger Sub, LLC(a)		7.5000	01/15/31	260,899
500,000	Insight Enterprises, Inc.(a)		6.6250	05/15/32	508,259
					769,158
	WHOLESALE - CONSUMER STAPLES — 1.7%
1,000,000	KeHE Distributors, LLC / KeHE Finance Corp (a)		9.0000	02/15/29	1,026,331
2,000,000	United Natural Foods, Inc.(a)		6.7500	10/15/28	1,807,487

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.6% (Continued)
	WHOLESALE - CONSUMER STAPLES — 1.7% (Continued)				$2,833,818

	TOTAL CORPORATE BONDS (Cost $163,283,600)				162,893,581

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
4,252,787	Fidelity Government Portfolio, Class I, 5.20% (Cost $4,252,787)(c)				4,252,787

	TOTAL INVESTMENTS - 99.1% (Cost $167,536,387)				$167,146,368
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				1,596,632
	NET ASSETS - 100.0%				$168,743,000

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

TSFR3M	Term Secured Overnight Financing Rate (SOFR) 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $145,397,280 or 86.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2024.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9%
	AEROSPACE & DEFENSE - 4.2%
82,000	Safran S.A. - ADR	$4,366,500
85,000	Thales S.A. - ADR	2,705,550
		7,072,050
	APPAREL & TEXTILE PRODUCTS - 1.7%
182,000	Cie Financiere Richemont S.A. - ADR	2,839,200

	AUTOMOTIVE - 1.1%
43,800	Magna International, Inc.	1,835,220

	BANKING - 11.4%
40,522	DBS Group Holdings Ltd. - ADR	4,261,293
64,000	DNB Bank ASA - ADR	1,262,080
41,900	HDFC Bank Ltd. - ADR	2,695,427
112,100	ICICI Bank Ltd. - ADR	3,229,601
294,000	Itau Unibanco Holding S.A. - ADR	1,716,960
66,700	KBC Group N.V. - ADR	2,355,844
280,000	Sumitomo Mitsui Financial Group, Inc. - ADR	3,754,800
		19,276,005
	BIOTECH & PHARMA - 1.2%
4,900	Argenx S.E. - ADR(a)	2,107,196

	CHEMICALS - 2.3%
109,362	Air Liquide S.A. - ADR	3,788,300

	CONSTRUCTION MATERIALS - 2.6%
58,000	CRH plc	4,348,840

	DIVERSIFIED INDUSTRIALS - 1.5%
11,000	Hitachi Ltd. - ADR	2,476,980

	ELECTRIC UTILITIES - 2.7%
438,000	Enel - Societa per Azioni - ADR	3,017,820
30,200	Iberdrola SA - ADR	1,580,064
		4,597,884

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	ELECTRICAL EQUIPMENT - 2.6%
78,000	ABB Ltd. - ADR	$4,345,380

	ENGINEERING & CONSTRUCTION - 2.8%
63,000	Cellnex Telecom S.A. - ADR	1,018,080
139,000	Vinci S.A. - ADR	3,659,870
		4,677,950
	FOOD - 0.5%
53,000	Mowi ASA - ADR	879,270

	HEALTH CARE FACILITIES & SERVICES - 2.7%
14,400	ICON plc(a)	4,513,968

	HOUSEHOLD PRODUCTS - 3.7%
137,000	Beiersdorf A.G. - ADR	4,005,880
340,000	Unicharm Corporation - ADR	2,210,000
		6,215,880
	INDUSTRIAL SUPPORT SERVICES - 1.6%
10,000	Ashtead Group plc - ADR	2,676,700

	INSTITUTIONAL FINANCIAL SERVICES - 5.3%
190,500	Deutsche Boerse A.G. - ADR	3,891,915
169,000	London Stock Exchange Group plc - ADR	5,080,140
		8,972,055
	INSURANCE - 5.5%
62,000	AIA Group Ltd. - ADR	1,675,860
62,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	3,124,368
120,000	Tokio Marine Holdings, Inc. - ADR	4,520,400
		9,320,628
	INTERNET MEDIA & SERVICES - 1.9%
448,181	Prosus N.V. - ADR	3,200,012

	MACHINERY - 4.5%
244,000	Atlas Copco A.B. - ADR	3,928,400

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	MACHINERY - 4.5% (Continued)
68,150	Techtronic Industries Company Ltd. - ADR	$3,895,454
		7,823,854
	MEDICAL EQUIPMENT & DEVICES - 6.7%
62,500	Alcon, Inc.	5,567,500
36,500	Hoya Corporation - ADR	4,272,325
66,400	Smith & Nephew plc - ADR	1,645,392
		11,485,217
	METALS & MINING - 1.0%
26,300	Rio Tinto plc - ADR	1,733,959

	OIL & GAS PRODUCERS - 5.8%
137,600	Canadian Natural Resources Ltd.	4,898,560
135,000	Equinor ASA - ADR	3,855,600
81,500	Petroleo Brasileiro S.A. - ADR	1,180,935
		9,935,095
	SEMICONDUCTORS - 8.4%
7,400	ASM International N.V. - ADR	5,654,488
6,000	NXP Semiconductors N.V.	1,614,540
27,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,849,299
19,200	Tokyo Electron Ltd. - ADR	2,102,400
		14,220,727
	SOFTWARE - 1.8%
17,400	Nice Ltd. - ADR(a)	2,992,278

	SPECIALTY FINANCE - 2.6%
39,500	ORIX Corporation - ADR	4,396,350

	TECHNOLOGY HARDWARE - 2.4%
347,028	FUJIFILM Holdings Corporation - ADR	4,074,109

	TECHNOLOGY SERVICES - 3.4%
66,000	Amadeus IT Group S.A. - ADR	4,411,440
71,000	Infosys Ltd. - ADR	1,322,020
		5,733,460

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	TRANSPORTATION & LOGISTICS - 2.9%
61,800	Canadian Pacific Kansas City Ltd.	$4,865,514

	WHOLESALE - CONSUMER STAPLES - 2.1%
36,100	ITOCHU Corporation - ADR	3,550,435

	TOTAL COMMON STOCKS (Cost $119,763,873)	163,954,516

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
4,905,317	Fidelity Government Portfolio, Class I, 5.20% (Cost $4,905,317)(b)	4,905,317

	TOTAL INVESTMENTS - 99.8% (Cost $124,669,190)	$168,859,833
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	398,331
	NET ASSETS - 100.0%	$169,258,164

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

SCHEDULE OF INVESTMENTS (Unaudited)
TIMOTHY PLAN INTERNATIONAL FUND
JUNE 30, 2024

Diversification of Assets
Country	% of Net Assets
Japan	19.2%
France	8.6%
United Kingdom	7.6%
Switzerland	7.5%
Netherlands	7.4%
Canada	6.9%
Germany	6.5%
Ireland	5.2%
Spain	4.1%
Norway	3.5%
Hong Kong	3.3%
Taiwan Province Of China	2.9%
India	2.7%
Singapore	2.5%
Sweden	2.3%
Italy	1.8%
Israel	1.8%
Brazil	1.7%
Belgium	1.4%
Total	96.9%
Money Market Fund	2.9%
Other Assets Less Liabilities - Net	0.2%
Grand Total	100.0%

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 6.3%
20,701	Elbit Systems Ltd.	$3,656,418
94,000	Leonardo DRS, Inc.(a)	2,397,940
		6,054,358
	APPAREL & TEXTILE PRODUCTS - 2.5%
23,816	Delta Galil Ltd.	1,001,717
20,000	Fox Wizel Ltd.	1,352,403
		2,354,120
	BANKING - 16.9%
92,000	Bank Hapoalim BM - ADR	3,910,000
508,000	Bank Leumi Le-Israel BM(b)	4,130,737
55,300	First International Bank Of Israel Ltd.	2,091,601
602,000	Israel Discount Bank Ltd., Class A	2,996,048
95,000	Mizrahi Tefahot Bank Ltd.	3,210,701
		16,339,087
	BIOTECH & PHARMA - 0.7%
45,000	Enlight Renewable Energy Ltd.(a)	713,349

	CHEMICALS - 1.3%
287,902	ICL Group Ltd.	1,232,221

	ELECTRIC UTILITIES - 2.0%
26,700	Ormat Technologies, Inc.	1,914,416

	ELECTRICAL EQUIPMENT - 3.2%
24,300	Camtek Ltd.	3,043,332

	HEALTH CARE FACILITIES & SERVICES - 1.8%
12,769	Danel Adir Yeoshua Ltd.	1,045,398
1,575,013	Novolog Ltd.	620,744
		1,666,142
	HOME & OFFICE PRODUCTS - 0.4%
116,585	Maytronics Ltd.	432,929

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
400,194	Tel Aviv Stock Exchange Ltd.	$2,861,936

	INSURANCE - 4.0%
132,000	Harel Insurance Investments & Financial Services	1,056,909
1,048,628	Migdal Insurance & Financial Holdings Ltd.	1,169,586
182,400	Phoenix Holdings Ltd. (The)	1,661,915
		3,888,410
	INTERNET MEDIA & SERVICES - 0.4%
15,000	Fiverr International Ltd.(a)	351,450

	LEISURE FACILITIES & SERVICES - 1.4%
12,800	Fattal Holdings 1998 Ltd.(a)	1,314,411

	MEDICAL EQUIPMENT & DEVICES - 0.6%
30,500	Inmode Ltd.(a)	556,320

	OIL & GAS PRODUCERS - 7.7%
350,000	Delek Drilling, L.P.	834,327
104,968	Energean plc	1,308,335
102,000	Energean plc	1,266,253
5,600	Israel Corp Ltd. (The)	1,249,043
1,100,000	Isramco Negev 2, L.P.	430,036
2,350,000	Oil Refineries Ltd.	541,518
8,000	Paz Oil Company Ltd.	721,282
1,600,000	Ratio Energies Finance, L.P.	1,098,874
		7,449,668
	REAL ESTATE INVESTMENT TRUSTS - 2.1%
7,500	Big Shopping Centers Ltd.(a)	720,699
369,000	Reit 1 Ltd.	1,359,499
		2,080,198
	REAL ESTATE OWNERS & DEVELOPERS - 9.1%
237,000	Amot Investments Ltd.	957,918
42,000	Azrieli Group Ltd.	2,458,482
40,000	Elco Ltd.	1,042,723

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 9.1% (Continued)
160,000	Gav-Yam Lands Corp Ltd.	$1,048,868
24,380	Melisron Ltd.	1,609,158
703,430	Mivne Real Estate KD Ltd.	1,643,293
		8,760,442
	RENEWABLE ENERGY - 1.2%
296,360	Energix-Renewable Energies Ltd.	1,110,711

	RETAIL - CONSUMER STAPLES - 2.4%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006	982,672
210,000	Shufersal Ltd.	1,373,858
		2,356,530
	SEMICONDUCTORS - 8.6%
24,000	Nova Ltd.(a)	5,628,720
66,223	Tower Semiconductor Ltd.(a)	2,603,226
		8,231,946
	SOFTWARE - 19.2%
14,100	CyberArk Software Ltd.(a)	3,855,221
29,935	Hilan Ltd.	1,544,521
46,800	Mobileye Global, Inc., Class A(a)	1,314,378
6,500	Monday.com Ltd.(a)	1,564,940
21,100	Nice Ltd. - ADR(a)	3,628,567
34,000	Oddity Tech Ltd.(a)	1,334,840
41,000	One Software Technologies Ltd.	495,953
55,300	Sapiens International Corp N.V.	1,876,329
46,200	Varonis Systems, Inc.(a)	2,216,214
21,500	Verint Systems, Inc.(a)	692,300
		18,523,263
	TECHNOLOGY HARDWARE - 0.4%
36,000	AudioCodes Ltd.	373,680

	TECHNOLOGY SERVICES - 1.8%
72,783	Magic Software Enterprises Ltd.	700,900
56,210	Matrix IT Ltd.	1,015,368
		1,716,268

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	WHOLESALE - DISCRETIONARY - 0.9%
17,300	Tadiran Group Ltd.	$903,605

	TOTAL COMMON STOCKS (Cost $57,772,903)	94,228,792

	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
2,092,849	Fidelity Government Portfolio, Class I, 5.20% (Cost $2,092,849)(b)	2,092,849

	TOTAL INVESTMENTS - 100.1% (Cost $59,865,752)	$96,321,641
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(65,552)
	NET ASSETS - 100.0%	$96,256,089

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Diversification of Assets
Country	% of Net Assets
Israel	87.7%
United States	7.5%
United Kingdom	2.7%
Total	97.9%
Money Market Funds	2.2%
Other Assets Less Liabilities - Net	-0.1%
Grand Total	100.0%

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.0%
	AEROSPACE & DEFENSE - 2.0%
3,295	TransDigm Group, Inc.	$4,209,725

	AUTOMOTIVE - 0.2%
2,574	Tesla, Inc.(a)	509,343

	BIOTECH & PHARMA - 2.5%
3,193	Regeneron Pharmaceuticals, Inc.(a)	3,355,939
10,848	Zoetis, Inc.	1,880,609
		5,236,548
	CHEMICALS - 3.6%
11,762	Linde plc	5,161,284
8,605	Sherwin-Williams Company (The)	2,567,990
		7,729,274
	COMMERCIAL SUPPORT SERVICES - 3.1%
4,027	Cintas Corporation	2,819,947
17,443	Waste Management, Inc.	3,721,290
		6,541,237
	CONSTRUCTION MATERIALS - 1.1%
4,168	Martin Marietta Materials, Inc.	2,258,222

	ELECTRICAL EQUIPMENT - 3.5%
88,384	Amphenol Corporation, Class A	5,954,429
19,355	Fortive Corporation	1,434,206
		7,388,635
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
13,111	Trex Company, Inc.(a)	971,787

	HEALTH CARE FACILITIES & SERVICES - 1.2%
8,034	HCA Healthcare, Inc.	2,581,164

	INDUSTRIAL REIT - 0.9%
16,352	Prologis, Inc.	1,836,492

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.0% (Continued)
	INFRASTRUCTURE REIT - 1.4%
8,728	American Tower Corporation, A	$1,696,549
13,435	Crown Castle, Inc.	1,312,600
		3,009,149
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
20,674	Intercontinental Exchange, Inc.	2,830,064

	INSURANCE - 2.6%
20,537	Arthur J Gallagher & Company	5,325,449

	LEISURE FACILITIES & SERVICES - 2.3%
78,050	Chipotle Mexican Grill, Inc.(a)	4,889,833

	MACHINERY - 1.1%
6,946	Caterpillar, Inc.	2,313,713

	MEDICAL EQUIPMENT & DEVICES - 6.6%
17,047	Danaher Corporation	4,259,193
9,677	Intuitive Surgical, Inc.(a)	4,304,813
11,660	Stryker Corporation	3,967,315
4,216	West Pharmaceutical Services, Inc.	1,388,708
		13,920,029
	OIL & GAS PRODUCERS - 1.3%
23,967	ConocoPhillips	2,741,345

	RETAIL - CONSUMER STAPLES - 3.4%
8,493	Costco Wholesale Corporation	7,218,965

	RETAIL - DISCRETIONARY - 3.9%
3,787	Burlington Stores, Inc.(a)	908,880
13,700	Lowe’s Companies, Inc.	3,020,302
4,029	O’Reilly Automotive, Inc.(a)	4,254,865
		8,184,047
	SEMICONDUCTORS - 20.3%
25,095	Advanced Micro Devices, Inc.(a)	4,070,660

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 82.0% (Continued)
	SEMICONDUCTORS - 20.3% (Continued)
17,926	Analog Devices, Inc.	$4,091,789
5,880	Broadcom, Inc.	9,440,516
4,099	KLA Corporation	3,379,666
162,890	NVIDIA Corporation	20,123,432
7,643	NXP Semiconductors N.V.	2,056,655
		43,162,718
	SOFTWARE - 13.4%
15,523	Cadence Design Systems, Inc.(a)	4,777,203
6,274	Crowdstrike Holdings, Inc., Class A(a)	2,404,134
14,033	Datadog, Inc., Class A(a)	1,819,940
27,791	DocuSign, Inc.(a)	1,486,819
3,090	HubSpot, Inc.(a)	1,822,451
1,782	MongoDB, Inc.(a)	445,429
7,688	ServiceNow, Inc.(a)	6,047,919
7,988	Synopsys, Inc.(a)	4,753,339
9,727	Tyler Technologies, Inc.(a)	4,890,541
		28,447,775
	TECHNOLOGY HARDWARE - 2.5%
12,459	Arista Networks, Inc.(a)	4,366,631
18,074	Ciena Corporation(a)	870,805
		5,237,436
	TECHNOLOGY SERVICES - 1.1%
10,016	CDW Corporation	2,241,981

	TRANSPORTATION & LOGISTICS - 1.4%
29,514	Canadian Pacific Kansas City Ltd.	2,323,638
3,764	Old Dominion Freight Line, Inc.	664,722
		2,988,360
	TRANSPORTATION EQUIPMENT - 0.8%
16,681	PACCAR, Inc.	1,717,142

	TOTAL COMMON STOCKS (Cost $118,721,010)	173,490,433

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 11.1%
	EQUITY - 11.1%
791,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	$19,129,702
109,000	Timothy Plan US Large/Mid Cap Core ETF(b)	4,422,839
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,130,928)	23,552,541

	SHORT-TERM INVESTMENT — 6.9%
	MONEY MARKET FUND - 6.9%
14,530,576	Fidelity Government Portfolio, Class I, 5.20% (Cost $14,530,576)(c)	14,530,576

	TOTAL INVESTMENTS - 100.0% (Cost $156,382,514)	$211,573,550
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(60,308)
	NET ASSESTS – 100.0%	$211,513,242

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 79.0%
	AEROSPACE & DEFENSE - 2.0%
23,125	General Dynamics Corporation	$6,709,488

	BANKING - 3.3%
179,501	Atlantic Union Bankshares Corporation	5,896,609
52,269	Cullen/Frost Bankers, Inc.	5,312,098
		11,208,707
	CHEMICALS - 2.0%
22,268	Sherwin-Williams Company (The)	6,645,440

	COMMERCIAL SUPPORT SERVICES - 2.1%
39,871	Waste Connections, Inc.	6,991,779

	CONTAINERS & PACKAGING - 1.2%
55,114	Crown Holdings, Inc.	4,099,930

	ELECTRIC UTILITIES - 6.1%
120,525	CMS Energy Corporation	7,174,853
94,157	NextEra Energy, Inc.	6,667,257
88,274	WEC Energy Group, Inc.	6,925,978
		20,768,088
	ELECTRICAL EQUIPMENT - 4.1%
18,431	Hubbell, Inc.	6,736,161
29,706	Littelfuse, Inc.	7,592,556
		14,328,717
	FOOD - 3.9%
56,816	JM Smucker Co./The	6,195,217
102,319	McCormick & Company, Inc.	7,258,510
		13,453,727
	HEALTH CARE FACILITIES & SERVICES - 1.8%
19,366	HCA Healthcare, Inc.	6,221,908

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
47,052	Intercontinental Exchange, Inc.	6,440,948

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 79.0% (Continued)
	INSURANCE - 2.3%
30,074	Arthur J Gallagher & Company	$7,798,489

	LEISURE FACILITIES & SERVICES - 4.8%
140,600	Chipotle Mexican Grill, Inc.(a)	8,808,590
14,596	Domino’s Pizza, Inc.	7,536,353
		16,344,943
	MEDICAL EQUIPMENT & DEVICES - 5.6%
28,024	Danaher Corporation	7,001,797
65,307	Revvity, Inc.	6,848,092
23,046	STERIS plc	5,059,519
		18,909,408
	OIL & GAS PRODUCERS - 3.7%
57,825	ConocoPhillips	6,614,024
48,266	EOG Resources, Inc.	6,075,241
		12,689,265
	REAL ESTATE INVESTMENT TRUSTS - 2.1%
63,296	Prologis, Inc.	7,108,774

	RETAIL - CONSUMER STAPLES - 4.5%
9,508	Costco Wholesale Corporation	8,081,705
53,583	Dollar General Corporation	7,085,280
		15,166,985
	RETAIL - DISCRETIONARY - 4.3%
28,619	Lowe’s Companies, Inc.	6,309,345
8,006	O’Reilly Automotive, Inc.(a)	8,454,816
		14,764,161
	SEMICONDUCTORS - 10.6%
4,103	Broadcom, Inc.	6,587,490
96,066	Marvell Technology, Inc.	6,715,013
80,875	Microchip Technology, Inc.	7,400,062
10,218	Monolithic Power Systems, Inc.	8,395,925
57,440	NVIDIA Corporation	7,096,138
		36,194,628

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 79.0% (Continued)
	SOFTWARE - 8.4%
24,878	Cadence Design Systems, Inc.(a)	$7,656,204
11,229	Synopsys, Inc.(a)	6,681,929
14,719	Tyler Technologies, Inc.(a)	7,400,419
252,214	Verra Mobility Corporation(a)	6,860,221
		28,598,773
	TECHNOLOGY SERVICES - 2.2%
17,562	CACI International, Inc., Class A(a)	7,553,943

	TRANSPORTATION & LOGISTICS - 2.1%
31,118	Union Pacific Corporation	7,040,759

	TOTAL COMMON STOCKS (Cost $195,737,100)	269,038,860

	EXCHANGE-TRADED FUNDS — 16.2%
	EQUITY - 16.2%
868,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	20,710,480
182,500	Timothy Plan High Dividend Stock ETF(b)	6,384,817
969,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	23,434,490
118,000	Timothy Plan US Large/Mid Cap Core ETF(b)	4,788,027
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,059,654)	55,317,814

	SHORT-TERM INVESTMENT — 4.9%
	MONEY MARKET FUND - 4.9%
16,709,134	Fidelity Government Portfolio, Class I, 5.20% (Cost $16,709,134)(c)	16,709,134

	TOTAL INVESTMENTS - 100.1% (Cost $266,505,888)	$341,065,808
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(187,251)
	NET ASSETS - 100.0%	$340,878,557

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5%
	AEROSPACE & DEFENSE - 6.3%
45,134	AAR Corporation(a)	$3,281,241
43,466	Barnes Group, Inc.	1,799,927
91,167	Kratos Defense & Security Solutions, Inc.(a)	1,824,252
59,300	Mercury Systems, Inc.(a)	1,600,507
18,374	Moog, Inc., Class A	3,073,970
		11,579,897
	BANKING - 13.8%
95,144	Atlantic Union Bankshares Corporation	3,125,480
47,338	Bank of NT Butterfield & Son Ltd. (The)	1,662,511
37,278	Banner Corporation	1,850,480
31,949	City Holding Company	3,394,581
103,603	First Bancorp	3,307,008
48,180	National Bank Holdings Corporation, Class A	1,881,429
116,243	Provident Financial Services, Inc.	1,668,087
108,247	Renasant Corporation	3,305,863
141,436	Seacoast Banking Corporation of Florida	3,343,547
77,296	Veritex Holdings, Inc.	1,630,173
		25,169,159
	BIOTECH & PHARMA - 1.8%
48,117	Prestige Consumer Healthcare, Inc.(a)	3,312,855

	CHEMICALS - 5.5%
40,015	Avient Corporation	1,746,655
162,714	Ecovyst, Inc.(a)	1,459,545
20,870	Hawkins, Inc.	1,899,170
13,197	Innospec, Inc.	1,631,017
36,326	Stepan Company	3,049,930
		9,786,317
	COMMERCIAL SUPPORT SERVICES - 1.2%
260,813	Legalzoom.com, Inc.(a)	2,188,221

	ELECTRIC UTILITIES - 3.5%
87,741	Avista Corporation	3,036,716

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	ELECTRIC UTILITIES - 3.5% (Continued)
65,557	Northwestern Energy Group, Inc.	$3,283,095
		6,319,811
	FOOD - 1.8%
19,920	J & J Snack Foods Corporation	3,234,410

	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
26,159	Boise Cascade Company	3,118,676

	HOME CONSTRUCTION - 1.8%
39,922	Century Communities, Inc.	3,260,031

	HOUSEHOLD PRODUCTS - 0.9%
48,757	Central Garden & Pet Company, Class A(a)	1,610,444

	INDUSTRIAL INTERMEDIATE PROD - 1.3%
29,841	AZZ, Inc.	2,305,217

	INSTITUTIONAL FINANCIAL SERVICES - 4.1%
29,767	Moelis & Company, Class A	1,692,552
124,401	Perella Weinberg Partners LP	2,021,516
15,836	Piper Sandler Cos	3,644,972
		7,359,040
	INSURANCE - 2.7%
37,645	AMERISAFE, Inc.	1,652,239
93,269	BRP Group, Inc., Class A(a)	3,308,251
		4,960,490
	LEISURE FACILITIES & SERVICES - 2.0%
58,298	Chuy’s Holdings, Inc.(a)	1,511,084
46,892	Papa John’s International, Inc.	2,202,986
		3,714,070
	MACHINERY - 1.7%
17,334	Alamo Group, Inc.	2,998,782

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.9%
111,763	Avanos Medical, Inc.(a)	$2,226,319
46,481	CONMED Corporation	3,222,063
40,254	Merit Medical Systems, Inc.(a)	3,459,832
		8,908,214
	METALS & MINING - 1.6%
157,702	Constellium S.E.(a)	2,972,683

	OFFICE REIT - 1.9%
137,064	COPT Defense Properties	3,430,713

	OIL & GAS PRODUCERS - 7.1%
77,541	Laredo Petroleum, Inc.(a)	3,475,387
82,611	Northern Oil and Gas, Inc.	3,070,651
142,836	Sitio Royalties Corporation, Class A	3,372,358
71,661	SM Energy Company	3,097,905
		13,016,301
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
50,277	Thermon Group Holdings, Inc.(a)	1,546,521

	REAL ESTATE INVESTMENT TRUSTS - 6.1%
156,764	Plymouth Industrial REIT, Inc.	3,351,614
73,944	PotlatchDeltic Corporation	2,912,654
261,884	Summit Hotel Properties, Inc.	1,568,685
172,771	Urban Edge Properties	3,191,080
		11,024,033
	RETAIL - DISCRETIONARY - 5.3%
55,500	Academy Sports & Outdoors, Inc.	2,955,375
11,907	Boot Barn Holdings, Inc.(a)	1,535,170
40,456	GMS, Inc.(a)	3,261,158
32,560	Sonic Automotive, Inc., Class A	1,773,543
		9,525,246
	RETAIL REIT - 1.8%
131,274	Four Corners Property Trust, Inc.	3,238,530

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	SOFTWARE - 2.0%
132,033	Verra Mobility Corporation(a)	$3,591,298

	TECHNOLOGY HARDWARE - 1.4%
373,135	Viavi Solutions, Inc.(a)	2,563,437

	TELECOMMUNICATIONS - 0.9%
28,734	Cogent Communications Holdings, Inc.	1,621,747

	TRANSPORTATION & LOGISTICS - 1.8%
30,524	ArcBest Corporation	3,268,510

	TRANSPORTATION EQUIPMENT - 1.7%
55,610	Blue Bird Corporation(a)	2,994,599

	TOTAL COMMON STOCKS (Cost $154,768,810)	158,619,252

	EXCHANGE-TRADED FUNDS — 11.4%
	EQUITY - 11.4%
580,000	Timothy Plan US Small Cap Core ETF(b)	20,605,892

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,834,080)	20,605,892

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
2,079,845	Fidelity Government Portfolio, Class I, 5.20% (Cost $2,079,845)(c)	2,079,845

	TOTAL INVESTMENTS - 100.0% (Cost $171,682,735)	$181,304,989
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	36,945
	NET ASSETS – 100%	$181,341,934

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 1.8%
999	TransDigm Group, Inc.	$1,276,332

	APPAREL & TEXTILE PRODUCTS - 3.7%
2,686	Deckers Outdoor Corporation(a)	2,599,914

	BIOTECH & PHARMA - 0.9%
13,759	Ionis Pharmaceuticals, Inc.(a)	655,754

	COMMERCIAL SUPPORT SERVICES - 3.8%
11,751	Clean Harbors, Inc.(a)	2,657,489

	DATA CENTER REIT - 2.2%
9,963	Digital Realty Trust, Inc.	1,514,874

	ELECTRICAL EQUIPMENT - 7.2%
34,452	Amphenol Corporation, Class A	2,321,031
5,731	Trane Technologies PLC	1,885,098
9,247	Vertiv Holdings Company	800,513
		5,006,642
	ENGINEERING & CONSTRUCTION - 6.2%
8,655	Comfort Systems USA, Inc.	2,632,159
6,800	Quanta Services, Inc.	1,727,812
		4,359,971
	HEALTH CARE FACILITIES & SERVICES - 8.7%
19,897	Cardinal Health, Inc.	1,956,273
4,904	ICON plc(a)	1,537,257
12,451	IQVIA Holdings, Inc.(a)	2,632,639
		6,126,169
	HOME CONSTRUCTION - 10.1%
56,707	AZEK Company, Inc. (The)(a)	2,389,066
15,326	Lennar Corporation, Class A	2,296,908
21,203	Toll Brothers, Inc.	2,442,161
		7,128,135

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.4%
2,655	United Rentals, Inc.	$1,717,068

	INSURANCE - 2.0%
24,129	Kemper Corporation	1,431,574

	LEISURE FACILITIES & SERVICES - 3.8%
5,146	Domino’s Pizza, Inc.	2,657,034

	MACHINERY - 3.0%
4,156	Parker-Hannifin Corporation	2,102,146

	MEDICAL EQUIPMENT & DEVICES - 6.0%
25,810	Avantor, Inc.(a)	547,172
11,356	DexCom, Inc.(a)	1,287,543
10,069	GE HealthCare Technologies, Inc.	784,576
4,741	West Pharmaceutical Services, Inc.	1,561,639
		4,180,930
	OIL & GAS PRODUCERS - 4.6%
11,039	Cheniere Energy, Inc.	1,929,948
6,698	Diamondback Energy, Inc.	1,340,873
		3,270,821
	RENEWABLE ENERGY - 1.1%
3,363	First Solar, Inc.(a)	758,222

	RETAIL - DISCRETIONARY - 7.9%
14,273	Burlington Stores, Inc.(a)	3,425,520
14,539	Ross Stores, Inc.	2,112,807
		5,538,327
	SEMICONDUCTORS - 7.7%
35,677	Marvell Technology, Inc.	2,493,822
3,578	Monolithic Power Systems, Inc.	2,939,971
		5,433,793
	SOFTWARE - 7.9%
5,582	Crowdstrike Holdings, Inc., Class A(a)	2,138,967

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 7.9% (Continued)
7,895	Manhattan Associates, Inc.(a)	$1,947,539
1,818	MongoDB, Inc.(a)	454,427
5,208	Zscaler, Inc.(a)	1,000,926
		5,541,859
	TECHNOLOGY HARDWARE - 5.7%
6,308	Arista Networks, Inc.(a)	2,210,828
16,994	Seagate Technology Holdings PLC	1,754,970
		3,965,798
	TECHNOLOGY SERVICES - 1.8%
2,619	MSCI, Inc.	1,261,703

	TOTAL COMMON STOCKS (Cost $56,762,691)	69,184,555

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
1,030,571	Fidelity Government Portfolio, Class I, 5.20% (Cost $1,030,571)(b)	1,030,571

	TOTAL INVESTMENTS - 100.0% (Cost $57,793,262)	$70,215,126
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(29,235)
	NET ASSETS	$70,185,891

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0%
	EQUITY - 67.0%
112,706	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,689,165
198,656	Timothy Plan International ETF(a)	5,268,855
206,600	Timothy Plan Market Neutral ETF(a)	4,844,770
204,739	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,951,449
114,923	Timothy Plan US Small Cap Core ETF(a)	4,082,915
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,199,318)	21,837,154

	OPEN END FUNDS — 31.6%
	EQUITY - 13.4%
344,278	Timothy Plan International Fund, Class A(a)	4,382,664

	FIXED INCOME - 18.2%
441,814	Timothy Plan Fixed Income Fund, Class A(a)	3,963,074
223,695	Timothy Plan High Yield Bond Fund, Class A(a)	1,970,749
		5,933,823

	TOTAL OPEN END FUNDS (Cost $10,597,171)	10,316,487

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
447,909	Fidelity Government Portfolio, Class I, 5.20% (Cost $447,909)(b)	447,909

	TOTAL INVESTMENTS - 100.0% (Cost $32,244,398)	$32,601,550
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	13,839
	NET ASSETS - 100.0%	$32,615,389

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.